Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BNY Mellon Stock Funds
Entity Central Index Key	0001199348
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
BNY Mellon International Core Equity Fund - Class A
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class A
Trading Symbol	DIEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A *	$ 124	1.13%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 124	[1]
Expense Ratio, Percent	1.13%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s performance?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology
  and
  materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and hea lth
  care sectors, where disappointing results from a few individual holdings undermined
  returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	11.78%	5.37%	3.82%
without Sales Charge	18.62%	6.63%	4.44%
MSCI EAFE® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more cu r rent information visit bny.com/investments/literaturecenter .
Net Assets	$ 103,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 745,155
Investment Company, Portfolio Turnover	58.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon International Core Equity Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class C
Trading Symbol	DIECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 204	1.87%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended
in the future, expenses could be higher.

Expenses Paid, Amount	$ 204	[1]
Expense Ratio, Percent	1.87%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	16.72%	*	5.82%	3.63%
without Deferred Sales Charge	17.72%		5.82%	3.63%
MSCI EAFE® Index	24.77%		8.20%	5.71%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 103,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 745,155
Investment Company, Portfolio Turnover	58.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Holdings [Text Block]
Portfolio
Holdings
(as of 9/30/24)
Top Ten H
oldings (Ba
sed on Net Assets)
*
*
Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities
loaned
, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten H oldings (Ba sed on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned , if any.
BNY Mellon International Core Equity Fund - Class I [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class I
Trading Symbol	DIERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 96	0.88%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 96	[1]
Expense Ratio, Percent	0.88%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things
  and
  artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class I Shares	18.93%	6.91%	4.72%
MSCI EAFE ® Index	24.77%	8.20%	5.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 103,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 745,155
Investment Company, Portfolio Turnover	58.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Holdings [Text Block]
Portfolio
Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral
for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
BNY Mellon International Core Equity Fund - Class Y [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon International Core Equity Fund
Class Name	Class Y
Trading Symbol	DIEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BNY Mellon International Core Equity Fund (the “Fund”) for the period of October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 96	0.88%
*
During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 96	[1]
Expense Ratio, Percent	0.88%	[1]
Factors Affecting Performance [Text Block]
What affected the Fund’s
performance
?
  International developed-markets equities posted very strong returns during the reporting period, led by gains in financials, information technology and industrials, with the Index hitting all-time highs.
  The strongest contributions to the Fund’s relative performance came from security selection in information technology and materials, driven, in part, by digital transformation, the internet of things and artificial intelligence.
  The most significant detractors from relative performance came from security selection in the consumer discretionary and health care sectors, where disappointing results from a few individual holdings undermined returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (AS OF 9/30/24)
Share Class	1YR	5YR	10YR
Class Y Shares	18.94%	6.91%	4.71%
MSCI EAFE ® Index	24.77%	8.20%	5.71%

Performance Inception Date	Jun. 01, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For more current information visit bny.com/investments/literaturecenter .
Net Assets	$ 103,000,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 745,155
Investment Company, Portfolio Turnover	58.22%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 9/30/24)
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$ 103	63	$ 745,155	58.22%

Holdings [Text Block]
Portfolio Holdings (as of 9/30/24)
Top Ten Holdings (Based on Net Assets)
*
* Excludes money market funds or other short-term securities held for the investment
of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Largest Holdings [Text Block]	Top Ten Holdings (Based on Net Assets) * * Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

[1]	During the period, fees were waived and/or expenses reimbused pursuant to an agreement with the Fund's investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.